Credit Risk (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of credit risk exposure [abstract]
Disclosure of provision matrix
The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure, as expected credit loss (ECL) is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

		Stage 2
As at 30.06.22	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	10,461	314	11	170	495	1,016	11,972
Credit cards, unsecured loans and other retail lending	29,940	2,944	187	201	3,332	1,682	34,954
Wholesale loans	124,360	11,154	79	322	11,555	707	136,622
Total	164,761	14,412	277	693	15,382	3,405	183,548

Impairment allowance
Home loans	10	14	1	1	16	343	369
Credit cards, unsecured loans and other retail lending	679	685	55	81	821	883	2,383
Wholesale loans	246	196	1	1	198	254	698
Total	935	895	57	83	1,035	1,480	3,450

Net exposure
Home loans	10,451	300	10	169	479	673	11,603
Credit cards, unsecured loans and other retail lending	29,261	2,259	132	120	2,511	799	32,571
Wholesale loans	124,114	10,958	78	321	11,357	453	135,924
Total	163,826	13,517	220	610	14,347	1,925	180,098

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	4.5	9.1	0.6	3.2	33.8	3.1
Credit cards, unsecured loans and other retail lending	2.3	23.3	29.4	40.3	24.6	52.5	6.8
Wholesale loans	0.2	1.8	1.3	0.3	1.7	35.9	0.5
Total	0.6	6.2	20.6	12.0	6.7	43.5	1.9

As at 31.12.21
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,760	548	22	83	653	958	11,371
Credit cards, unsecured loans and other retail lending	24,011	2,402	198	182	2,782	1,469	28,262
Wholesale loans	95,242	12,275	301	386	12,962	921	109,125
Total	129,013	15,225	521	651	16,397	3,348	148,758

Impairment allowance
Home loans	8	33	1	1	35	343	386
Credit cards, unsecured loans and other retail lending	605	677	39	75	791	906	2,302
Wholesale loans	183	188	3	2	193	435	811
Total	796	898	43	78	1,019	1,684	3,499

Net exposure
Home loans	9,752	515	21	82	618	615	10,985
Credit cards, unsecured loans and other retail lending	23,406	1,725	159	107	1,991	563	25,960
Wholesale loans	95,059	12,087	298	384	12,769	486	108,314
Total	128,217	14,327	478	573	15,378	1,664	145,259

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	6.0	4.5	1.2	5.4	35.8	3.4
Credit cards, unsecured loans and other retail lending	2.5	28.2	19.7	41.2	28.4	61.7	8.1
Wholesale loans	0.2	1.5	1.0	0.5	1.5	47.2	0.7
Total	0.6	5.9	8.3	12.0	6.2	50.3	2.4
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £173.9bn (December 2021: £135.5bn) and impairment allowance of £138m (December 2021: £104m). This comprises £7m (December 2021: £4m) ECL on £172.1bn (December 2021: £135.3bn) Stage 1 assets, £2m (December 2021: £0m) on £1.7bn (December 2021: £65m) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £129m (December 2021: £100m) on £133m (December 2021: £100m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £487m (December 2021:£499m).

Disclosure of credit risk
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the methodology used to determine credit impairment provisions is included in the Barclays Bank PLC Annual Report 2021. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 6-month period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2022	9,760	8	653	35	958	343	11,371	386
Transfers from Stage 1 to Stage 2	(219)	—	219	—	—	—	—	—
Transfers from Stage 2 to Stage 1	330	13	(330)	(13)	—	—	—	—
Transfers to Stage 3	(127)	—	(51)	(3)	178	3	—	—
Transfers from Stage 3	14	—	21	2	(35)	(2)	—	—
Business activity in the period[1]	1,185	2	—	—	—	—	1,185	2
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	52	(13)	7	(4)	6	10	65	(7)
Final repayments	(534)	—	(24)	(1)	(81)	(1)	(639)	(2)
Disposals	—	—	—	—	—	—	—	—
Write-offs[2]	—	—	—	—	(10)	(10)	(10)	(10)
As at 30 June 2022[3]	10,461	10	495	16	1,016	343	11,972	369

Credit cards, unsecured loans and other retail lending
As at 1 January 2022	24,011	605	2,782	791	1,469	906	28,262	2,302
Transfers from Stage 1 to Stage 2	(1,293)	(28)	1,293	28	—	—	—	—
Transfers from Stage 2 to Stage 1	944	199	(944)	(199)	—	—	—	—
Transfers to Stage 3	(356)	(7)	(270)	(127)	626	134	—	—
Transfers from Stage 3	15	7	32	4	(47)	(11)	—	—
Business activity in the period[1]	6,041	331	174	15	13	2	6,228	348
Refinements to models used for calculation[4]	—	43	—	187	—	96	—	326
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,749	(453)	485	145	123	139	3,357	(169)
Final repayments	(2,019)	(14)	(193)	(13)	(112)	(5)	(2,324)	(32)
Disposals[5]	(152)	(4)	(27)	(10)	(26)	(14)	(205)	(28)
Write-offs[2]	—	—	—	—	(364)	(364)	(364)	(364)
As at 30 June 2022[3]	29,940	679	3,332	821	1,682	883	34,954	2,383
1Business activity in the period does not include additional drawdowns on the existing facility which are reported under “Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes”. Business activity reported within Credit cards, unsecured loans and other retail lending portfolio includes GAP portfolio acquisition in US cards of £2.7bn.
2In H122, gross write-offs amounted to £560m (H121: £606m) and post write-off recoveries amounted to £20m (H121: £15m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £540m (H121: £591m).
3Other financial assets subject to impairment excluded in the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £173.9bn (December 2021: £135.5bn) and impairment allowance of £138m (December 2021: £104m). This comprises £7m ECL (December 2021: £4m) on £172.1bn Stage 1 assets (December 2021: £135.3bn), £2m (December 2021: £0m) on £1.7bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2021: £65m) and £129m (December 2021: £100m) on £133m Stage 3 other assets (December 2021: £100m).
4Refinements to models used for calculation reported within Credit cards, unsecured loans and other retail lending portfolio include a £0.3bn movement in US cards. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
5The £0.2bn of disposals reported within Credit cards, unsecured loans and other retail lending portfolio relates to sale of NFL portfolio within US cards.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Wholesale loans
As at 1 January 2022	95,242	183	12,962	193	921	435	109,125	811
Transfers from Stage 1 to Stage 2	(2,035)	(4)	2,035	4	—	—	—	—
Transfers from Stage 2 to Stage 1	4,848	31	(4,848)	(31)	—	—	—	—
Transfers to Stage 3	(38)	—	(66)	(1)	104	1	—	—
Transfers from Stage 3	32	—	1	—	(33)	—	—	—
Business activity in the period[1]	24,929	28	1,628	13	1	—	26,558	41
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	18,690	31	1,555	46	(10)	91	20,235	168
Final repayments	(17,308)	(23)	(1,681)	(26)	(44)	(40)	(19,033)	(89)
Disposals[2]	—	—	(31)	—	(46)	(47)	(77)	(47)
Write-offs[3]	—	—	—	—	(186)	(186)	(186)	(186)
As at 30 June 2022[4]	124,360	246	11,555	198	707	254	136,622	698

Reconciliation of ECL movement to impairment charge/(release) for the period								£m
Home loans								(7)
Credit cards, unsecured loans and other retail lending								473
Wholesale loans								120
ECL movement excluding assets derecognised due to disposals and write-offs								586
Recoveries and reimbursements[5]								(31)
Exchange and other adjustments[6]								(245)
Impairment release on loan commitments and other financial guarantees								(40)
Impairment charge on other financial assets[4]								23
Income statement charge for the period								293
1Business activity in the period does not include additional drawdowns on the existing facility which are reported under “Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes”.
2The £0.1bn of disposals reported within Wholesale loans relate to debt sales undertaken during the year.
3In H122, gross write-offs amounted to £560m (H121: £606m) and post write-off recoveries amounted to £20m (H121: £15m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £540m (H121: £591m).
4Other financial assets subject to impairment excluded from the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £173.9bn (December 2021: £135.5bn) and impairment allowance of £138m (December 2021: £104m). This comprises £7m ECL (December 2021: £4m) on £172.1bn Stage 1 assets (December 2021: £135.3bn), £2m (December 2021: £0m) on £1.7bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2021: £65m) and £129m (December 2021: £100m) on £133m Stage 3 other assets (December 2021: £100m).
5Recoveries and reimbursements includes a net gain in relation to reimbursements from guarantee contracts held with third parties of £11m (H121 loss: £216m) and post write off recoveries of £20m (H121: £15m).
6Exchange and other adjustments includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2022	53	—	—	—	1	—	54	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	2	—	—	—	—	—	2	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2	—	—	—	—	—	2	—
Limit management and final repayments	(13)	—	—	—	—	—	(13)	—
As at 30 June 2022	44	—	—	—	1	—	45	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2022	78,655	36	3,214	33	32	20	81,901	89
Net transfers between stages	(645)	4	361	—	284	(4)	—	—
Business activity in the year	26,149	1	195	—	—	—	26,344	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,050	24	(1,156)	1	(259)	2	8,635	27
Limit management and final repayments	(3,012)	—	(156)	—	(4)	(1)	(3,172)	(1)
As at 30 June 2022	111,197	65	2,458	34	53	17	113,708	116

Wholesale loans
As at 1 January 2022	178,006	167	28,417	241	1,017	2	207,440	410
Net transfers between stages	9,900	36	(9,835)	(37)	(65)	1	—	—
Business activity in the year	37,356	19	2,864	24	—	—	40,220	43
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	17,664	(9)	1,526	(23)	142	(3)	19,332	(35)
Limit management and final repayments	(36,362)	(14)	(4,639)	(33)	(245)	—	(41,246)	(47)
As at 30 June 2022	206,564	199	18,333	172	849	—	225,746	371

Drivers of loan impairment charge

	As at 30.06.22		As at 31.12.21
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances
	£m	%	£m	%
Home loans	5	1.4	34	8.8
Credit cards, unsecured loans and other retail lending	557	22.3	966	40.4
Wholesale loans	191	17.8	142	11.6
Total	753	19.1	1,142	28.6

Management adjustments to models for impairment allowance[1]

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments	Other adjustments	Total adjustments	Total impairment allowance[3]
		(a)	(b)	(a+b)
As at 30.06.22	£m	£m	£m	£m	£m
Home loans	364	5	—	5	369
Credit cards, unsecured loans and other retail lending	1,938	416	141	557	2,495
Wholesale loans	882	293	(102)	191	1,073
Total	3,184	714	39	753	3,937

As at 31.12.21
Home loans	352	34	—	34	386
Credit cards, unsecured loans and other retail lending	1,425	771	195	966	2,391
Wholesale loans	1,079	244	(102)	142	1,221
Total	2,856	1,049	93	1,142	3,998
1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £2.7bn (December 2021: £2.2bn) of modelled ECL, £0.3bn (December 2021: £0.5bn) of individually assessed impairments and £0.2bn (December 2021: £0.2bn) ECL from non-modelled exposures.
3Total impairment allowance consists of ECL stock on drawn and undrawn exposure.

Macroeconomic variables used in the calculation of ECL and the respective scenario probability weighting

Baseline average economic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 30 June 2022%		%	%	%	%
UK GDP[1]	3.9	1.7	1.6	1.6	1.6
UK unemployment[2]	4.0	4.1	3.9	3.9	3.9
UK HPI[3]	4.3	1.0	2.2	2.5	2.8
UK bank rate	1.5	2.7	2.4	2.1	2.0
US GDP[1]	3.3	2.2	2.1	2.1	2.1
US unemployment[4]	3.6	3.5	3.5	3.5	3.5
US HPI[5]	4.1	3.4	3.4	3.4	3.4
US federal funds rate	1.5	3.2	2.9	2.7	2.5

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[1]	6.2	4.9	2.3	1.9	1.7
UK unemployment[2]	4.8	4.7	4.5	4.3	4.2
UK HPI[3]	4.7	1.0	1.9	1.9	2.3
UK bank rate	0.1	0.8	1.0	1.0	0.8
US GDP[1]	5.5	3.9	2.6	2.4	2.4
US unemployment[4]	5.5	4.2	3.6	3.6	3.6
US HPI[5]	11.8	4.5	5.2	4.9	5.0
US federal funds rate	0.2	0.3	0.9	1.2	1.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Downside 2 average economic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 30 June 2022%		%	%	%	%
UK GDP[1]	3.1	(4.8)	(0.4)	4.3	3.6
UK unemployment[2]	5.2	8.4	8.6	6.8	5.9
UK HPI[3]	0.2	(26.2)	(3.6)	17.9	10.2
UK bank rate	1.8	4.7	4.3	2.6	2.3
US GDP[1]	2.4	(4.1)	(0.2)	3.4	2.7
US unemployment[4]	4.6	8.0	9.0	7.1	5.8
US HPI[5]	(0.2)	(11.7)	(0.2)	5.5	3.5
US federal funds rate	1.8	4.8	4.6	3.6	3.0

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[1]	6.2	0.2	(4.0)	2.8	4.3
UK unemployment[2]	4.8	7.2	9.0	7.6	6.3
UK HPI[3]	4.7	(14.3)	(21.8)	11.9	15.2
UK bank rate	0.1	2.2	3.9	3.1	2.2
US GDP[1]	5.5	(0.8)	(3.5)	2.5	3.2
US unemployment[4]	5.5	6.4	9.1	8.1	6.4
US HPI[5]	11.8	(6.6)	(9.0)	5.9	6.7
US federal funds rate	0.2	2.1	3.4	2.6	2.0
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Downside 1 average economic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 30 June 2022%		%	%	%	%
UK GDP[1]	3.5	(1.6)	0.6	3.0	2.6
UK unemployment[2]	4.6	6.2	6.2	5.3	4.9
UK HPI[3]	2.3	(13.2)	(0.8)	10.0	6.5
UK bank rate	1.6	3.8	3.4	2.4	2.0
US GDP[1]	2.7	(1.0)	1.1	2.9	2.5
US unemployment[4]	4.1	5.7	6.2	5.3	4.6
US HPI[5]	1.9	(4.4)	1.6	4.4	3.4
US federal funds rate	1.7	3.9	3.8	3.2	2.8

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[1]	6.2	2.8	(0.7)	2.3	2.9
UK unemployment[2]	4.8	6.2	6.8	6.0	5.3
UK HPI[3]	4.7	(6.8)	(10.5)	6.9	8.6
UK bank rate	0.1	1.6	2.7	2.3	1.6
US GDP[1]	5.5	1.6	(0.4)	2.4	2.7
US unemployment[4]	5.5	5.4	6.6	6.1	5.2
US HPI[5]	11.8	(1.2)	(2.1)	4.8	5.2
US federal funds rate	0.2	1.3	2.3	2.1	1.8
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Upside 2 average economic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 30 June 2022%		%	%	%	%
UK GDP[1]	5.0	5.2	3.1	2.4	2.0
UK unemployment[2]	3.8	3.7	3.6	3.6	3.6
UK HPI[3]	6.5	11.2	6.2	4.7	3.7
UK bank rate	1.2	1.5	1.4	1.3	1.3
US GDP[1]	4.0	4.9	3.6	3.4	3.4
US unemployment[4]	3.4	3.0	3.1	3.1	3.1
US HPI[5]	5.4	5.5	4.6	4.5	4.5
US federal funds rate	1.1	2.2	1.9	1.7	1.5

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[1]	6.2	7.2	4.0	2.7	2.1
UK unemployment[2]	4.8	4.5	4.1	4.0	4.0
UK HPI[3]	4.7	8.5	9.0	5.2	4.2
UK bank rate	0.1	0.2	0.5	0.5	0.3
US GDP[1]	5.5	5.3	4.1	3.5	3.4
US unemployment[4]	5.5	3.9	3.4	3.3	3.3
US HPI[5]	11.8	10.6	8.5	7.2	6.6
US federal funds rate	0.2	0.3	0.4	0.7	1.0
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Upside 1 average economic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 30 June 2022%		%	%	%	%
UK GDP[1]	4.5	3.5	2.4	2.0	1.8
UK unemployment[2]	3.9	3.8	3.8	3.8	3.8
UK HPI[3]	5.4	6.3	4.1	3.6	3.2
UK bank rate	1.3	2.0	1.6	1.5	1.5
US GDP[1]	3.7	3.7	3.0	2.9	2.9
US unemployment[4]	3.5	3.2	3.3	3.3	3.3
US HPI[5]	4.7	4.4	4.0	3.9	3.9
US federal funds rate	1.3	2.4	2.2	1.9	1.8

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[1]	6.2	6.0	3.1	2.3	1.9
UK unemployment[2]	4.8	4.6	4.3	4.2	4.1
UK HPI[3]	4.7	5.0	5.0	3.9	3.3
UK bank rate	0.1	0.6	0.8	0.8	0.5
US GDP[1]	5.5	4.6	3.4	2.9	2.9
US unemployment[4]	5.5	4.0	3.5	3.5	3.5
US HPI[5]	11.8	8.3	7.0	6.0	5.7
US federal funds rate	0.2	0.3	0.6	1.0	1.1
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30 June 2022
Scenario probability weighting	14.0	25.6	37.8	15.2	7.4
As at 31 December 2021
Scenario probability weighting	20.9	27.2	30.1	14.8	7.0
Specific bases show the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30 June 2022%		%	%	%	%
UK GDP[2]	16.8	12.8	2.1	(1.1)	(5.9)
UK unemployment[3]	3.6	3.8	4.0	6.6	9.2
UK HPI[4]	36.7	24.8	2.6	(13.6)	(30.8)
UK bank rate[3]	0.8	0.8	2.1	4.0	5.0
US GDP[2]	20.2	16.1	2.4	(0.5)	(5.0)
US unemployment[3]	3.0	3.2	3.5	6.5	9.5
US HPI[4]	27.0	22.9	3.5	(2.6)	(13.4)
US federal funds rate[3]	0.3	0.3	2.6	4.1	5.0

As at 31 December 2021
UK GDP[2]	21.4	18.3	3.4	(1.6)	(1.6)
UK unemployment[3]	4.0	4.1	4.5	7.0	9.2
UK HPI[4]	35.7	23.8	2.4	(12.7)	(29.9)
UK bank rate[3]	0.1	0.1	0.7	2.8	4.0
US GDP[2]	22.8	19.6	3.4	1.5	(1.3)
US unemployment[3]	3.3	3.5	4.1	6.8	9.5
US HPI[4]	53.3	45.2	6.2	2.2	(5.0)
US federal funds rate[3]	0.1	0.1	0.8	2.3	3.5
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q122 (2021: Q121).
2Maximum growth relative to Q421 (2021: Q420), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual Growth Rate (CAGR) in Baseline; minimum growth relative to Q421 (2021: Q420), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios..
4Maximum growth relative to Q421 (2021: Q420), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q421 (2021: Q420), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30 June 2022%		%	%	%	%
UK GDP[2]	3.5	2.8	2.1	1.6	1.1
UK unemployment[3]	3.7	3.8	4.0	5.5	7.0
UK HPI[4]	6.4	4.5	2.6	0.6	(1.5)
UK bank rate[3]	1.3	1.6	2.1	2.7	3.1
US GDP[2]	3.9	3.2	2.4	1.6	0.8
US unemployment[3]	3.1	3.3	3.5	5.2	6.9
US HPI[4]	4.9	4.2	3.5	1.4	(0.8)
US federal funds rate[3]	1.7	1.9	2.6	3.1	3.6

As at 31 December 2021
UK GDP[2]	4.4	3.9	3.4	2.7	1.8
UK unemployment[3]	4.3	4.4	4.5	5.8	7.0
UK HPI[4]	6.3	4.4	2.4	0.3	(2.0)
UK bank rate[3]	0.3	0.5	0.7	1.7	2.3
US GDP[2]	4.4	3.9	3.4	2.4	1.3
US unemployment[3]	3.9	4.0	4.1	5.7	7.1
US HPI[4]	8.9	7.7	6.2	3.6	1.4
US federal funds rate[3]	0.5	0.6	0.8	1.5	2.1
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. .
25-year yearly average CAGR, starting 2021 (2021: 2020).
35-year average. Period based on 20 quarters from Q122 (2021: Q121).
45-year quarter end CAGR, starting Q421 (2021: Q420).